N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
C000055033 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Annual Fee	Minimum	Maximum
Base Contract[1]	0.00%	1.33%
Investment Options (Fund fees and expenses)[2]	0.23%	4.63%
1As a percentage of Total Value of Participant Accounts under the Contract.
2As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
Lowest Annual Cost:	Highest Annual Cost:
$1,354	$4,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Ongoing Fees and Expenses [Table Text Block]

Annual Fee	Minimum	Maximum
Base Contract[1]	0.00%	1.33%
Investment Options (Fund fees and expenses)[2]	0.23%	4.63%
1As a percentage of Total Value of Participant Accounts under the Contract.
2As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
Lowest Annual Cost:	Highest Annual Cost:
$1,354	$4,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	133.00%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	23.00%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	463.00%
Base Contract (N-4) Footnotes [Text Block]	1As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Annual Fee	Minimum	Maximum
Base Contract[1]	0.00%	1.33%
Investment Options (Fund fees and expenses)[2]	0.23%	4.63%
1As a percentage of Total Value of Participant Accounts under the Contract.
2As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
Lowest Annual Cost:	Highest Annual Cost:
$1,354	$4,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,354
Highest Annual Cost [Dollars]	$ 4,481
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.23%	4.63%

Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.23%	4.63%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	23.00%
Portfolio Company Expenses Maximum [Percent]	463.00%
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund – Class Z*	0.51%	5.10%	0.21%	2.28%
	Adviser:AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Growth	ClearBridge Small Cap Growth Fund – Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Value	Columbia Small Cap Value Discovery Fund – Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers, LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Empower International Index Fund – Institutional Class	0.23%	31.38%	8.78%	8.12%
	Adviser: Empower Capital Management, LLC
	Subadviser: Keyridge Asset Management Limited
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond-USD Hedged	AB Global Bond Fund – Class Z*	0.51%	5.10%	0.21%	2.28%
	Adviser:AllianceBernstein L.P.
	Subadviser: N/A
US Fund Small Growth	ClearBridge Small Cap Growth Fund – Class A	1.20%	3.24%	-1.50%	8.65%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Small Value	Columbia Small Cap Value Discovery Fund – Class A*	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers, LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Empower International Index Fund – Institutional Class	0.23%	31.38%	8.78%	8.12%
	Adviser: Empower Capital Management, LLC
	Subadviser: Keyridge Asset Management Limited
US Fund Money Market-Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class	0.67%	3.69%	2.77%	1.70%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*	1.06%	20.78%	6.84%	9.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055033 [Member] | C000135460 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund – Class Z*
Portfolio Company Adviser [Text Block]	Adviser:AllianceBernstein L.P.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000055033 [Member] | C000046565 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund – Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.24%
Average Annual Total Returns, 5 Years [Percent]	(1.50%)
Average Annual Total Returns, 10 Years [Percent]	8.65%
C000055033 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Discovery Fund – Class A*
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000055033 [Member] | C000155807 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund – Institutional Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Keyridge Asset Management Limited
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	31.38%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000055033 [Member] | C000010944 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market-Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.69%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000055033 [Member] | C000071433 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.78%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000055033 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%